FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
	As of December 31, 2012				As of December 31, 2011
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents - term deposits	$47,355,121	$-	$-	$47,355,121	$57,420,513	$-	$-	$57,420,513
Trading securities	$-	$-	$-	$-	$7,754,630	$-	$-	$7,754,630
Game license payment liabilities	-	-	43,660,000	43,660,000	-	-	-	-
Total	$47,355,121	$-	$43,660,000	$91,015,121	$65,175,143	$-	$-	$65,175,143